Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
6 Months Ended
	Sep. 30, 2024 JPY (¥) Property	Sep. 30, 2023 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	¥ 240	¥ 8
Write-downs of the assets held for sale, number of properties | Property
Write-downs due to decline in estimated future cash flows, amount	¥ 266	¥ 530
Write-downs due to decline in estimated future cash flows, number of properties | Property
Commercial facilities other than office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline in estimated future cash flows, amount	¥ 0	¥ 439
Write-downs due to decline in estimated future cash flows, number of properties | Property	0	2
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	¥ 5	¥ 0
Write-downs of the assets held for sale, number of properties | Property	2	1
Write-downs due to decline in estimated future cash flows, amount	¥ 0	¥ 1
Write-downs due to decline in estimated future cash flows, number of properties | Property	0	1
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	¥ 235	¥ 8
Write-downs due to decline in estimated future cash flows, amount	¥ 266	¥ 90